Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock authorized shares	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock issued during the year	0	0	0
Share purchase warrants outstanding	0	0
Share purchase warrants issued	0	0	0
Share purchase warrants cancelled	0	0	0
Share purchase warrants exercised	0	0	0
Shares available for grant	3,000,000
Stock options outstanding	0	0